Share-based Compensation - Narrative (Details)		1 Months Ended									2 Months Ended	12 Months Ended
	Sep. 18, 2023 USD ($) employee $ / shares shares	Sep. 30, 2024 USD ($)	Aug. 31, 2024	Oct. 31, 2023	Aug. 31, 2023 shares	Dec. 31, 2022 USD ($) shares	Nov. 30, 2022 USD ($) employee	Sep. 30, 2022 USD ($)	Jun. 30, 2022 executive_award	Apr. 30, 2017	Jun. 30, 2022 employee	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) employee shares	Mar. 31, 2023 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Additional Paid in Capital												$ 2,922,000,000	$ 2,171,000,000
Non-current portion of accrued compensation and share-based compensation increase (decrease)												26,000,000	20,000,000
Staff costs: Share-based compensation cost (equity settled)												820,000,000	1,070,000,000	$ 326,000,000
Accrued compensation and benefits and share-based compensation increase (decrease)												140,000,000	298,000,000
IPO
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Sale of stock (in dollars per share) | $ / shares	$ 51.00
2019 AEP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accelerated share-based compensation														11,800,000
Staff costs: Share-based compensation cost (equity settled)													$ 217,200,000
Number of grantees affected by modification | employee											435		5,251
2019 AEP | Reclassification, Other Noncurrent Liabilities
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Additional Paid in Capital													$ 306,600,000
Non-current portion of accrued compensation and share-based compensation increase (decrease)													(306,600,000)
2019 EIP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based awards, liability paid												0	0	0
Staff costs: Share-based compensation cost (equity settled)	$ 4,100,000					$ 4,100,000		$ 4,500,000
Potential Fixed Monetary Amount						$ 20,000,000
2019 EIP | Reclassification, Other Noncurrent Liabilities
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Additional Paid in Capital													5,700,000
Non-current portion of accrued compensation and share-based compensation increase (decrease)													(5,700,000)
2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Potential Fixed Monetary Amount														95,000,000
Accrued compensation and benefits and share-based compensation increase (decrease)														$ 32,000,000
Number of executive awards | executive_award									2
Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized share-based compensation												$ 989,800,000
Unrecognized share-based compensation, recognition period												1 year 2 months 12 days
Shares authorized (in shares) | shares					20,500,000
Annual increase in shares authorized					2.00%
Restricted Stock Units (RSUs) | 2019 AEP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting												100.00%
Aggregate nominal amount, limit												2.20%
Outstanding (in shares) | shares														11,601,185
Share-based awards, liability paid													$ 18,200,000	$ 15,900,000
Fair value of awards														$ 16,200,000
Cash settlement, shares held by participant											50.00%
Restricted Stock Units (RSUs) | 2019 EIP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Aggregate nominal amount, limit												30.00%
Outstanding (in shares) | shares														192,999
Non-current portion of accrued compensation and share-based compensation increase (decrease)														$ 3,600,000
Shares cancelled (in shares) | shares						355,463
Restricted Stock Units (RSUs) | 2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Aggregate nominal amount, limit									4.00%		4.00%
Accelerated share-based compensation	$ 17,700,000
Staff costs: Share-based compensation cost (equity settled)							$ 2,100,000
Number of grantees affected by modification | employee	5,041						5,539
Unrecognized share-based compensation, recognition period												7 months 6 days
Restricted Stock Units (RSUs) | Arm Non-Executive Directors RSU Award Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding (in shares) | shares													31,806	13,340
Granted (in shares) | shares													31,806	13,340
Restricted Stock Units - Cash Receipt | 2019 AEP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accelerated share-based compensation														$ 11,800,000
Restricted Stock Units - Retention Option | 2019 AEP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accelerated share-based compensation														2,200,000
Phantom Share Units (PSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding (in shares) | shares												0	0
Share-based awards, liability paid													$ 900,000	1,500,000
Fair value of awards														$ 1,100,000
Vesting period										3 years
Vested (in shares) | shares														(27,503)
Intrinsic value (in dollars per share) | $ / shares														$ 38.84
Accrued compensation and benefits and share-based compensation increase (decrease)														$ 1,100,000
Launch Awards | 2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Potential Fixed Monetary Amount														80,000,000
Vesting period									3 years
Accrued compensation and benefits and share-based compensation increase (decrease)														23,000,000
Restricted Stock Units, Continuous Service | 2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period									3 years
Restricted Stock Units, Continuous Service | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period				3 years
Restricted Stock Units, Time-Based | 2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period									3 years
Performance Shares, Continuous Service And Performance Conditions | 2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Service period									1 year
Performance Shares, Continuous Service And Performance Conditions | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Service period				1 year
Performance Shares, Continuous Service And Performance Conditions | Omnibus Incentive Plan | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting				0.00%
Performance Shares, Continuous Service And Performance Conditions | Omnibus Incentive Plan | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting				200.00%
Annual Awards | 2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Potential Fixed Monetary Amount														15,000,000
Accrued compensation and benefits and share-based compensation increase (decrease)														$ 9,000,000
Annual Awards | 2022 RSU Plan | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting									0.00%
Annual Awards | 2022 RSU Plan | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting									200.00%
Executive Awards | 2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding (in shares) | shares												7,000,000	23,000,000
Staff costs: Share-based compensation cost (equity settled)	$ 9,800,000
Number of grantees affected by modification | employee	14
Vested (in shares) | shares												(16,000,000)
Shares issued (in shares) | shares	1,875,202
Unrecognized share-based compensation												$ 264,700,000
Granted (in shares) | shares												1,000,000
Granted (in dollars per share) | $ / shares												$ 91.43
Executive Awards | 2022 RSU Plan | Reclassification, Other Noncurrent Liabilities
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Additional Paid in Capital	$ 20,200,000
Non-current portion of accrued compensation and share-based compensation increase (decrease)	(20,200,000)
Executive Awards | 2022 RSU Plan | Reclassification, Other Current Liabilities
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Additional Paid in Capital	9,100,000						$ 31,700,000
Accrued compensation and benefits and share-based compensation increase (decrease)	$ (9,100,000)						$ (31,700,000)
Performance Shares | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period				3 years
Performance Shares, Time Based | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period				3 years
Performance Shares, Continuous Service And Relative TSR
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period												3 years
Performance Shares, Continuous Service And Relative TSR | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting												0.00%
Performance Shares, Continuous Service And Relative TSR | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting												200.00%
Employee Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized share-based compensation												$ 10,600,000
Duration of each purchase period under the ESPP												6 months
Share based compensation arrangement maximum employee subscription rate		10.00%
Maximum employee subscription amount		$ 25,000
Discount percent		15.00%
Granted (in dollars per share) | $ / shares												$ 42.64
Shares issued in period (in shares) | shares												0
Employee Stock | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Duration of each purchase period under the ESPP			6 months
Employee Stock | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Duration of each purchase period under the ESPP			24 months